UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                      OPPENHEIMER NEW JERSEY MUNICIPAL FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON        MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.8%
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--89.4%
$        278,000   Audubon Devel. Corp. (Audubon Park)                      7.750%      08/01/2024   $      295,250
--------------------------------------------------------------------------------------------------------------------
       2,015,000   Camden County Improvement Authority (Cooper
                   Health System)                                           6.000       02/15/2027        2,091,530
--------------------------------------------------------------------------------------------------------------------
          15,000   Collingswood GO                                          5.875       07/15/2018           15,327
--------------------------------------------------------------------------------------------------------------------
       1,000,000   Delaware River Port Authority PA/NJ                      5.400       01/01/2016        1,036,270
--------------------------------------------------------------------------------------------------------------------
       5,450,000   Delaware River Port Authority PA/NJ                      5.500       01/01/2026        5,653,503
--------------------------------------------------------------------------------------------------------------------
          15,000   Essex County Improvement Authority (County
                   Jail & Youth House)                                      5.350       12/01/2024           15,812
--------------------------------------------------------------------------------------------------------------------
       2,000,000   Garden State Preservation Trust (Open Space &
                   Farmland Preservation) 1                                 5.800       11/01/2023        2,254,240
--------------------------------------------------------------------------------------------------------------------
          20,000   Gloucester County Improvement Authority
                   (Governmental Leasing Program)                           5.900       04/01/2007           20,052
--------------------------------------------------------------------------------------------------------------------
           5,000   Gloucester County Utilities Authority                    5.125       01/01/2013            5,010
--------------------------------------------------------------------------------------------------------------------
         685,000   Higher Education Student Assistance Authority
                   (Student Loan)                                           6.000       06/01/2015          687,343
--------------------------------------------------------------------------------------------------------------------
       2,545,000   Hudson County Improvement Authority (Essential
                   Purpose)                                                 7.600       08/01/2025        2,604,299
--------------------------------------------------------------------------------------------------------------------
       3,755,000   Hudson County Improvement Authority (Koppers Site)       6.125       01/01/2029        3,700,177
--------------------------------------------------------------------------------------------------------------------
       1,000,000   Hudson County Solid Waste Improvement Authority          6.000       01/01/2029          994,150
--------------------------------------------------------------------------------------------------------------------
         875,000   Middlesex County Improvement Authority
                   (Heldrich Center Hotel)                                  5.000       01/01/2015          890,593
--------------------------------------------------------------------------------------------------------------------
         500,000   Middlesex County Improvement Authority
                   (Heldrich Center Hotel)                                  5.000       01/01/2020          500,195
--------------------------------------------------------------------------------------------------------------------
       1,535,000   Middlesex County Improvement Authority
                   (Heldrich Center Hotel)                                  5.000       01/01/2032        1,510,455
--------------------------------------------------------------------------------------------------------------------
       1,100,000   Middlesex County Improvement Authority
                   (Heldrich Center Hotel)                                  5.125       01/01/2037        1,090,892
--------------------------------------------------------------------------------------------------------------------
         975,000   Middlesex County Improvement Authority
                   (Skyline Tower Urban Renewal Associates)                 5.350       07/01/2034        1,013,786
--------------------------------------------------------------------------------------------------------------------
       2,500,000   Middlesex County Pollution Control Authority
                   (Amerada Hess Corp.)                                     6.050       09/15/2034        2,676,075
--------------------------------------------------------------------------------------------------------------------
          35,000   New Brunswick Hsg. & Urban Devel. Authority              5.500       08/01/2011           35,243
--------------------------------------------------------------------------------------------------------------------
          65,000   New Brunswick Hsg. & Urban Devel. Authority              5.750       07/01/2024           65,961
--------------------------------------------------------------------------------------------------------------------
         170,000   Newark Hsg. Finance Corp. (Spruce Park Apartments)      10.800       05/01/2025          183,342
--------------------------------------------------------------------------------------------------------------------
         135,000   NJ EDA (American Airlines)                               7.100       11/01/2031           98,835
--------------------------------------------------------------------------------------------------------------------
         255,000   NJ EDA (Anheuser-Busch Companies)                        5.850       12/01/2030          263,565
--------------------------------------------------------------------------------------------------------------------
         100,000   NJ EDA (Cadbury at Cherry Hill)                          5.500       07/01/2018          104,703
--------------------------------------------------------------------------------------------------------------------
          25,000   NJ EDA (Cadbury at Cherry Hill)                          5.500       07/01/2028           25,699
--------------------------------------------------------------------------------------------------------------------
          25,000   NJ EDA (Cascade Corp.)                                   8.250       02/01/2026           24,719
--------------------------------------------------------------------------------------------------------------------
       3,000,000   NJ EDA (Cigarette Tax)                                   5.500       06/15/2031        3,136,620
--------------------------------------------------------------------------------------------------------------------
       1,500,000   NJ EDA (Cigarette Tax)                                   5.750       06/15/2029        1,609,380
--------------------------------------------------------------------------------------------------------------------
      10,000,000   NJ EDA (Cigarette Tax)                                   5.750       06/15/2034       10,691,000
--------------------------------------------------------------------------------------------------------------------
       5,985,000   NJ EDA (Continental Airlines)                            6.250       09/15/2019        5,089,883
--------------------------------------------------------------------------------------------------------------------
          85,000   NJ EDA (Continental Airlines)                            6.250       09/15/2029           68,989
--------------------------------------------------------------------------------------------------------------------
       2,020,000   NJ EDA (Continental Airlines)                            6.400       09/15/2023        1,716,475
--------------------------------------------------------------------------------------------------------------------
       2,500,000   NJ EDA (Continental Airlines)                            6.625       09/15/2012        2,308,275
--------------------------------------------------------------------------------------------------------------------
       3,500,000   NJ EDA (Continental Airlines)                            9.000       06/01/2033        3,612,210
--------------------------------------------------------------------------------------------------------------------


1        |    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON        MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$        100,000   NJ EDA (Courthouse Convalescent Center)                  8.700%      02/01/2014   $      100,126
--------------------------------------------------------------------------------------------------------------------
         135,000   NJ EDA (Dept. of Human Services)                         6.250       07/01/2024          150,350
--------------------------------------------------------------------------------------------------------------------
         100,000   NJ EDA (Devereux Foundation)                             5.450       05/01/2027          104,845
--------------------------------------------------------------------------------------------------------------------
          25,000   NJ EDA (Eastern Shore)                                   8.000       02/01/2011           24,984
--------------------------------------------------------------------------------------------------------------------
         255,000   NJ EDA (Elizabethtown Water Company)                     5.600       12/01/2025          262,137
--------------------------------------------------------------------------------------------------------------------
       4,000,000   NJ EDA (Empowerment Zone-Cumberland)                     7.750       08/01/2021        4,002,840
--------------------------------------------------------------------------------------------------------------------
         320,000   NJ EDA (Hackensack Water Company)                        5.800       03/01/2024          323,946
--------------------------------------------------------------------------------------------------------------------
          25,000   NJ EDA (Hackensack Water Company)                        5.900       03/01/2024           25,287
--------------------------------------------------------------------------------------------------------------------
       2,000,000   NJ EDA (Jersey Central Power & Light)                    7.100       07/01/2015        2,070,800
--------------------------------------------------------------------------------------------------------------------
       5,500,000   NJ EDA (JVG Properties)                                  5.375       03/01/2019        5,565,560
--------------------------------------------------------------------------------------------------------------------
       2,500,000   NJ EDA (Kapkowski Road Landfill)                         6.500       04/01/2031        2,724,150
--------------------------------------------------------------------------------------------------------------------
         130,000   NJ EDA (Kullman Associates)                              6.750       07/01/2019          122,641
--------------------------------------------------------------------------------------------------------------------
       1,000,000   NJ EDA (Marcus L. Ward Home)                             5.750       11/01/2024        1,045,800
--------------------------------------------------------------------------------------------------------------------
       1,000,000   NJ EDA (Marcus L. Ward Home)                             5.800       11/01/2031        1,033,260
--------------------------------------------------------------------------------------------------------------------
       1,000,000   NJ EDA (Masonic Charity Foundation of NJ)                5.500       06/01/2031        1,074,000
--------------------------------------------------------------------------------------------------------------------
         750,000   NJ EDA (Masonic Charity Foundation of NJ)                6.000       06/01/2025          838,860
--------------------------------------------------------------------------------------------------------------------
          50,000   NJ EDA (Middlesex Water Company)                         5.200       10/01/2022           50,420
--------------------------------------------------------------------------------------------------------------------
          70,000   NJ EDA (Middlesex Water Company)                         5.250       10/01/2023           70,290
--------------------------------------------------------------------------------------------------------------------
         100,000   NJ EDA (Middlesex Water Company)                         5.350       02/01/2038          103,990
--------------------------------------------------------------------------------------------------------------------
         100,000   NJ EDA (New Jersey American Water Company)               5.250       07/01/2038          103,639
--------------------------------------------------------------------------------------------------------------------
          30,000   NJ EDA (New Jersey Transit)                              5.750       12/15/2017           30,669
--------------------------------------------------------------------------------------------------------------------
          70,000   NJ EDA (NJ American Water Company)                       5.350       06/01/2023           70,137
--------------------------------------------------------------------------------------------------------------------
         240,000   NJ EDA (NJ American Water Company)                       5.350       06/01/2023          240,470
--------------------------------------------------------------------------------------------------------------------
         140,000   NJ EDA (NJ American Water Company)                       5.375       05/01/2032          145,984
--------------------------------------------------------------------------------------------------------------------
          65,000   NJ EDA (NJ American Water Company)                       5.500       06/01/2023           65,073
--------------------------------------------------------------------------------------------------------------------
         625,000   NJ EDA (NJ American Water Company)                       5.950       11/01/2029          645,900
--------------------------------------------------------------------------------------------------------------------
         135,000   NJ EDA (NJ American Water Company)                       6.000       05/01/2036          141,278
--------------------------------------------------------------------------------------------------------------------
       6,520,000   NJ EDA (NJ American Water Company)                       6.875       11/01/2034        6,671,394
--------------------------------------------------------------------------------------------------------------------
          15,000   NJ EDA (NJ Natural Gas Company)                          5.375       08/01/2023           15,046
--------------------------------------------------------------------------------------------------------------------
           5,000   NJ EDA (NJ Natural Gas Company)                          5.375       08/01/2023            5,029
--------------------------------------------------------------------------------------------------------------------
         100,000   NJ EDA (Nui Corp.)                                       5.250       11/01/2033          100,270
--------------------------------------------------------------------------------------------------------------------
       1,955,000   NJ EDA (Nui Corp.)                                       5.250       11/01/2033        1,980,141
--------------------------------------------------------------------------------------------------------------------
         185,000   NJ EDA (Nui Corp.)                                       5.700       06/01/2032          193,910
--------------------------------------------------------------------------------------------------------------------
          90,000   NJ EDA (Nui Corp.)                                       6.350       10/01/2022           92,058
--------------------------------------------------------------------------------------------------------------------
       2,000,000   NJ EDA (Public Schools Small Project Loan Program) 2    10.261 3     09/01/2011        2,431,520
--------------------------------------------------------------------------------------------------------------------
       4,640,000   NJ EDA (Public Service Electric & Gas)                   6.400       05/01/2032        4,779,664
--------------------------------------------------------------------------------------------------------------------
       4,335,000   NJ EDA (RWJ Hospital/CCC/RWJ)                            6.500       07/01/2024        4,433,925
--------------------------------------------------------------------------------------------------------------------
         130,000   NJ EDA (St. Barnabas Medical Center)                     5.375       07/01/2027          137,842
--------------------------------------------------------------------------------------------------------------------
       2,000,000   NJ EDA (St. Francis Life Care Corp.)                     5.750       10/01/2023        1,978,640
--------------------------------------------------------------------------------------------------------------------
         480,000   NJ EDA (The Gill/St. Bernards School)                    6.000       02/01/2019          495,797
--------------------------------------------------------------------------------------------------------------------
         510,000   NJ EDA (The Gill/St. Bernards School)                    6.000       02/01/2020          526,519
--------------------------------------------------------------------------------------------------------------------
         545,000   NJ EDA (The Gill/St. Bernards School)                    6.000       02/01/2021          562,936
--------------------------------------------------------------------------------------------------------------------
         575,000   NJ EDA (The Gill/St. Bernards School)                    6.000       02/01/2022          592,428
--------------------------------------------------------------------------------------------------------------------
         610,000   NJ EDA (The Gill/St. Bernards School)                    6.000       02/01/2023          627,855
--------------------------------------------------------------------------------------------------------------------
         650,000   NJ EDA (The Gill/St. Bernards School)                    6.000       02/01/2024          669,039
--------------------------------------------------------------------------------------------------------------------
         690,000   NJ EDA (The Gill/St. Bernards School)                    6.000       02/01/2025          708,409
--------------------------------------------------------------------------------------------------------------------
       3,770,000   NJ EDA (Trigen-Trenton District Energy Company)          6.200       12/01/2010        3,782,026
--------------------------------------------------------------------------------------------------------------------
          15,000   NJ EDA (United Methodist Homes of NJ)                    5.125       07/01/2018           14,409
--------------------------------------------------------------------------------------------------------------------


2        |    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON        MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$      2,370,000   NJ EDA (United Methodist Homes of NJ)                    5.125%      07/01/2025   $    2,165,256
--------------------------------------------------------------------------------------------------------------------
       2,000,000   NJ EDA Retirement Community (Cedar Crest Village)        7.250       11/15/2021        2,149,300
--------------------------------------------------------------------------------------------------------------------
       2,100,000   NJ EDA Retirement Community (Seabrook Village)           8.000       11/15/2015        2,337,174
--------------------------------------------------------------------------------------------------------------------
          90,000   NJ Educational Facilities Authority (Beth
                   Medrash Govoha America)                                  6.375       07/01/2030           95,508
--------------------------------------------------------------------------------------------------------------------
       1,440,000   NJ Educational Facilities Authority
                   (Bloomfield College)                                     6.850       07/01/2030        1,471,147
--------------------------------------------------------------------------------------------------------------------
      15,000,000   NJ Educational Facilities Authority (Fairleigh
                   Dickinson University), Series D                          6.000       07/01/2025       16,114,650
--------------------------------------------------------------------------------------------------------------------
       1,290,000   NJ Educational Facilities Authority (Fairleigh
                   Dickinson University), Series G                          5.700       07/01/2028        1,326,842
--------------------------------------------------------------------------------------------------------------------
       3,540,000   NJ Educational Facilities Authority (Georgian
                   Court College)                                           6.500       07/01/2033        4,007,740
--------------------------------------------------------------------------------------------------------------------
          60,000   NJ Educational Facilities Authority (Monmouth
                   University)                                              5.625       07/01/2013           60,155
--------------------------------------------------------------------------------------------------------------------
       2,000,000   NJ Educational Facilities Authority (Monmouth
                   University)                                              5.800       07/01/2022        2,095,240
--------------------------------------------------------------------------------------------------------------------
         250,000   NJ Educational Facilities Authority (St.
                   Peter's College)                                         5.500       07/01/2027          244,808
--------------------------------------------------------------------------------------------------------------------
       1,250,000   NJ Educational Facilities Authority (Stevens
                   Institute of Technology)                                 5.250       07/01/2032        1,300,000
--------------------------------------------------------------------------------------------------------------------
          75,000   NJ Educational Facilities Authority
                   (University of Medicine and Dentistry)                   5.250       12/01/2021           76,682
--------------------------------------------------------------------------------------------------------------------
         100,000   NJ Educational Facilities Authority
                   (University of Medicine and Dentistry)                   5.250       12/01/2025          102,153
--------------------------------------------------------------------------------------------------------------------
          10,000   NJ Health Care Facilities Financing Authority
                   (Allegany Health System Obligated Group)                 5.200       07/01/2018           10,042
--------------------------------------------------------------------------------------------------------------------
          65,000   NJ Health Care Facilities Financing Authority
                   (Atlantic Health Systems Hospital Corp.)                 5.375       07/01/2019           69,147
--------------------------------------------------------------------------------------------------------------------
          85,000   NJ Health Care Facilities Financing Authority
                   (Bayonne Hospital)                                       6.250       07/01/2012           86,024
--------------------------------------------------------------------------------------------------------------------
          10,000   NJ Health Care Facilities Financing Authority
                   (Burdette Tomlin Memorial Hospital)                      6.500       07/01/2012           10,386
--------------------------------------------------------------------------------------------------------------------
       2,000,000   NJ Health Care Facilities Financing Authority
                   (Englewood Hospital & Medical Center) RITES 2           11.352 3     08/01/2025        2,675,240
--------------------------------------------------------------------------------------------------------------------
          25,000   NJ Health Care Facilities Financing Authority
                   (ONP/MHC Obligated Group)                                5.375       07/01/2024           26,879
--------------------------------------------------------------------------------------------------------------------
       2,000,000   NJ Health Care Facilities Financing Authority
                   (Raritan Bay Medical Center)                             7.250       07/01/2014        2,111,900
--------------------------------------------------------------------------------------------------------------------
       1,000,000   NJ Health Care Facilities Financing Authority
                   (RWJ University Hospital)                                5.750       07/01/2025        1,083,640
--------------------------------------------------------------------------------------------------------------------
          20,000   NJ Health Care Facilities Financing Authority
                   (Society of the Valley Hospital)                         5.500       07/01/2020           21,719
--------------------------------------------------------------------------------------------------------------------
          20,000   NJ Health Care Facilities Financing Authority
                   (South Jersey Hospital System)                           6.000       07/01/2032           21,272
--------------------------------------------------------------------------------------------------------------------
         200,000   NJ Health Care Facilities Financing Authority
                   (St. Joseph's Hospital & Medical Center)                 5.750       07/01/2016          209,416
--------------------------------------------------------------------------------------------------------------------
         750,000   NJ Health Care Facilities Financing Authority
                   (St. Joseph's Hospital & Medical Center)                 6.000       07/01/2026          789,728
--------------------------------------------------------------------------------------------------------------------


3        |    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON        MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$         95,000   NJ Health Care Facilities Financing Authority
                   (St. Peter's Hospital)                                   5.000%      07/01/2021   $       96,100
--------------------------------------------------------------------------------------------------------------------
          45,000   NJ HFA                                                   5.375       11/01/2008           45,063
--------------------------------------------------------------------------------------------------------------------
          10,000   NJ HFA                                                   5.700       11/01/2005           10,018
--------------------------------------------------------------------------------------------------------------------
          10,000   NJ Higher Education Assistance Authority
                   (Student Loans)                                          6.125       07/01/2015           10,006
--------------------------------------------------------------------------------------------------------------------
          80,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)          5.400       11/01/2028           83,566
--------------------------------------------------------------------------------------------------------------------
         200,000   NJ Hsg. & Mortgage Finance Agency, Series A              5.550       05/01/2027          212,082
--------------------------------------------------------------------------------------------------------------------
          45,000   NJ Hsg. & Mortgage Finance Agency, Series A              5.650       05/01/2040           47,747
--------------------------------------------------------------------------------------------------------------------
       1,000,000   NJ Hsg. & Mortgage Finance Agency, Series A              6.250       05/01/2028        1,032,980
--------------------------------------------------------------------------------------------------------------------
          30,000   NJ Hsg. & Mortgage Finance Agency, Series B              5.850       11/01/2012           32,172
--------------------------------------------------------------------------------------------------------------------
         100,000   NJ Hsg. & Mortgage Finance Agency, Series E1             5.750       05/01/2025          105,402
--------------------------------------------------------------------------------------------------------------------
       1,000,000   NJ Hsg. & Mortgage Finance Agency, Series M              5.000       10/01/2036        1,021,150
--------------------------------------------------------------------------------------------------------------------
          35,000   NJ Hsg. & Mortgage Finance Agency, Series N              5.900       10/01/2012           35,897
--------------------------------------------------------------------------------------------------------------------
          10,000   NJ Hsg. & Mortgage Finance Agency, Series S              5.950       10/01/2017           10,349
--------------------------------------------------------------------------------------------------------------------
       1,120,000   NJ Hsg. & Mortgage Finance Agency, Series U              5.750       04/01/2018        1,162,773
--------------------------------------------------------------------------------------------------------------------
          10,000   NJ Hsg. & Mortgage Finance Agency, Series V              5.250       04/01/2026           10,304
--------------------------------------------------------------------------------------------------------------------
         180,000   NJ Sports & Exposition Authority, Series A               5.200       01/01/2020          180,310
--------------------------------------------------------------------------------------------------------------------
         490,000   NJ Sports & Exposition Authority, Series A               5.200       01/01/2024          490,843
--------------------------------------------------------------------------------------------------------------------
         300,000   NJ Tobacco Settlement Financing Corp. (TASC)             5.375       06/01/2018          301,212
--------------------------------------------------------------------------------------------------------------------
      13,245,000   NJ Tobacco Settlement Financing Corp. (TASC)             5.750       06/01/2032       13,235,199
--------------------------------------------------------------------------------------------------------------------
       6,580,000   NJ Tobacco Settlement Financing Corp. (TASC)             6.000       06/01/2037        6,588,949
--------------------------------------------------------------------------------------------------------------------
      13,245,000   NJ Tobacco Settlement Financing Corp. (TASC)             6.125       06/01/2042       13,337,847
--------------------------------------------------------------------------------------------------------------------
       3,405,000   NJ Tobacco Settlement Financing Corp. (TASC)             6.250       06/01/2043        3,466,324
--------------------------------------------------------------------------------------------------------------------
         235,000   NJ Tobacco Settlement Financing Corp. (TASC)             6.375       06/01/2032          243,227
--------------------------------------------------------------------------------------------------------------------
      10,115,000   NJ Tobacco Settlement Financing Corp. (TASC)             6.750       06/01/2039       10,711,077
--------------------------------------------------------------------------------------------------------------------
         255,000   NJ Tobacco Settlement Financing Corp. (TASC)             7.000       06/01/2041          275,798
--------------------------------------------------------------------------------------------------------------------
         800,000   NJ Tobacco Settlement Financing Corp. Fixed Receipts     6.125       06/01/2042          805,608
--------------------------------------------------------------------------------------------------------------------
       9,600,000   NJ Tobacco Settlement Financing Corp. RITES 2            8.462 3     06/01/2042        9,734,592
--------------------------------------------------------------------------------------------------------------------
       2,500,000   NJ Transit Corp. ROLs, Series 15 2                       9.140 3     09/15/2014        3,101,475
--------------------------------------------------------------------------------------------------------------------
       4,935,000   North Hudson Sewage Authority                            5.125       08/01/2022        5,106,245
--------------------------------------------------------------------------------------------------------------------
       2,500,000   Port Authority NY/NJ (KIAC)                              6.750       10/01/2011        2,634,600
--------------------------------------------------------------------------------------------------------------------
       1,710,000   Port Authority NY/NJ (KIAC)                              6.750       10/01/2019        1,812,138
--------------------------------------------------------------------------------------------------------------------
         370,000   Port Authority NY/NJ, 106th Series                       6.000       07/01/2016          386,487
--------------------------------------------------------------------------------------------------------------------
       2,305,000   Port Authority NY/NJ, 238th Series ROLs 2               11.435 3     12/15/2032        2,809,518
--------------------------------------------------------------------------------------------------------------------
          75,000   Readington-Lebanon Sewage Authority                      5.250       01/01/2013           75,527
--------------------------------------------------------------------------------------------------------------------
          20,000   Riverside Township GO                                    5.450       12/01/2010           20,029
--------------------------------------------------------------------------------------------------------------------
         100,000   Salem County Industrial Pollution Control Financing
                   Authority (Atlantic City Electric Company)               5.600       11/01/2025          100,731
--------------------------------------------------------------------------------------------------------------------
         510,000   Salem County Industrial Pollution Control
                   Financing Authority (E.I. Dupont De Nemours)             6.125       07/15/2022          510,658
--------------------------------------------------------------------------------------------------------------------
         400,000   Salem County Industrial Pollution Control
                   Financing Authority (E.I. Dupont De Nemours)             6.500       11/15/2021          405,956
--------------------------------------------------------------------------------------------------------------------
         360,000   Salem County Industrial Pollution Control Financing
                   Authority (Public Service Electric & Gas)                5.200       03/01/2025          361,037
--------------------------------------------------------------------------------------------------------------------
       1,075,000   Salem County Industrial Pollution Control Financing
                   Authority (Public Service Electric & Gas)                5.450       02/01/2032        1,083,955
--------------------------------------------------------------------------------------------------------------------
       1,100,000   Salem County Industrial Pollution Control Financing
                   Authority (Public Service Electric & Gas)                5.750       04/01/2031        1,165,604
--------------------------------------------------------------------------------------------------------------------


4        |    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON        MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$        120,000   South Jersey Transit Authority (The Raytheon Company)    6.150%      01/01/2022   $      123,522
--------------------------------------------------------------------------------------------------------------------
          35,000   Union County Utilities Authority (Ogden Martin
                   Systems of Union)                                        5.000       06/01/2023           35,910
--------------------------------------------------------------------------------------------------------------------
          25,000   Union County Utilities Authority (Ogden Martin
                   Systems of Union)                                        5.375       06/01/2018           26,436
--------------------------------------------------------------------------------------------------------------------
         100,000   Union County Utilities Authority (Ogden Martin
                   Systems of Union)                                        5.375       06/01/2019          105,745
--------------------------------------------------------------------------------------------------------------------
          60,000   Union County Utilities Authority (Ogden Martin
                   Systems of Union)                                        5.375       06/01/2020           63,447
--------------------------------------------------------------------------------------------------------------------
          10,000   Washington Township Municipal Utilities
                   Authority                                                5.625       12/15/2014           10,278
--------------------------------------------------------------------------------------------------------------------
          45,000   Washington Township Municipal Utilities
                   Authority                                                5.625       12/15/2019           46,222
                                                                                                     ---------------
                                                                                                        231,960,314

U.S. POSSESSIONS--12.4%
       1,420,000   Northern Mariana Islands, Series A                       6.250       03/15/2028        1,480,975
--------------------------------------------------------------------------------------------------------------------
       5,000,000   Northern Mariana Islands, Series A                       6.750       10/01/2033        5,484,650
--------------------------------------------------------------------------------------------------------------------
       2,500,000   Puerto Rico Electric Power Authority                     5.000       07/01/2029        2,645,975
--------------------------------------------------------------------------------------------------------------------
         100,000   Puerto Rico ITEMECF (Ana G. Mendez University)           5.375       02/01/2019          104,007
--------------------------------------------------------------------------------------------------------------------
         500,000   Puerto Rico ITEMECF (Ana G. Mendez University)           5.375       02/01/2029          515,135
--------------------------------------------------------------------------------------------------------------------
         965,000   Puerto Rico ITEMECF (Congeneration Facilities)           6.625       06/01/2026        1,048,482
--------------------------------------------------------------------------------------------------------------------
         250,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol
                   Auxillio Obligated Group)                                6.250       07/01/2024          254,620
--------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Municipal Finance Agency RITES 2             8.324 3     08/01/2015        1,242,330
--------------------------------------------------------------------------------------------------------------------
       6,880,000   Puerto Rico Port Authority (American
                   Airlines), Series A                                      6.250       06/01/2026        5,080,880
--------------------------------------------------------------------------------------------------------------------
         110,000   Puerto Rico Port Authority (American
                   Airlines), Series A                                      6.300       06/01/2023           83,543
--------------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico Port Authority, Series D                     6.000       07/01/2021           25,005
--------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Public Buildings Authority, Series D         5.125       07/01/2024        1,052,920
--------------------------------------------------------------------------------------------------------------------
         340,000   University of Puerto Rico, Series O                      5.375       06/01/2030          344,012
--------------------------------------------------------------------------------------------------------------------
         150,000   University of V.I. , Series A                            5.250       12/01/2023          156,834
--------------------------------------------------------------------------------------------------------------------
         210,000   University of V.I. , Series A                            5.375       06/01/2034          221,844
--------------------------------------------------------------------------------------------------------------------
       1,000,000   University of V.I. , Series A                            6.000       12/01/2024        1,085,870
--------------------------------------------------------------------------------------------------------------------
          40,000   University of V.I. , Series A                            6.250       12/01/2029           43,812
--------------------------------------------------------------------------------------------------------------------
          60,000   V.I. Hsg. Finance Authority, Series A                    6.500       03/01/2025           61,235
--------------------------------------------------------------------------------------------------------------------
       5,000,000   V.I. Public Finance Authority (Hovensa Coker)            6.500       07/01/2021        5,680,550
--------------------------------------------------------------------------------------------------------------------
         525,000   V.I. Public Finance Authority, Series A                  6.125       10/01/2029          587,743
--------------------------------------------------------------------------------------------------------------------
       1,515,000   V.I. Public Finance Authority, Series A                  6.375       10/01/2019        1,727,630
--------------------------------------------------------------------------------------------------------------------
         300,000   V.I. Public Finance Authority, Series E                  5.875       10/01/2018          309,966
--------------------------------------------------------------------------------------------------------------------
       2,500,000   V.I. Public Finance Authority, Series E                  6.000       10/01/2022        2,559,550
--------------------------------------------------------------------------------------------------------------------
         290,000   V.I. Water & Power Authority                             5.300       07/01/2018          297,737
--------------------------------------------------------------------------------------------------------------------
         175,000   V.I. Water & Power Authority                             5.300       07/01/2021          177,441
                                                                                                     ---------------
                                                                                                         32,272,746
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $250,943,004)--101.8%                                              $  264,233,060
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8)                                                             (4,676,613)
                                                                                                     ---------------
NET ASSETS--100.0%                                                                                   $  259,556,447
                                                                                                     ===============


5        |    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. When-issued security or forward commitment to be delivered and settled after April 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

2. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $21,994,675, which represents 8.47% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.


6        |    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
SUMMARY OF RATINGS     APRIL 30, 2005/UNAUDITED
-------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                               PERCENT
-------------------------------------------------------------------------------
AAA                                                                      20.5%
AA                                                                        2.1
A                                                                        10.8
BBB                                                                      50.8
BB                                                                        3.0
B                                                                         4.8
CCC                                                                       2.0
Not Rated                                                                 6.0
                                                                      --------
TOTAL                                                                   100.0%
                                                                      ========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CCC          Continuing Care Center
EDA          Economic Development Authority
GO           General Obligation
HFA          Housing Finance Agency/Authority
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
MHC          Meridian Hospitals Corporation
NY/NJ        New York/New Jersey
ONP          Ocean Nursing Pavilion, Inc.
PA/NJ        Pennsylvania/New Jersey
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
RWJ          Robert Wood Johnson
SEAM         Sociedad Espanola de Auxilio Mutuo
TASC         Tobacco Settlement Asset-Backed Bonds
V.I.         United States Virgin Islands

----------------------------------------------------
INDUSTRY CONCENTRATIONS     APRIL 30, 2005/UNAUDITED
----------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                     VALUE      PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                                    $58,699,833         22.2%
Higher Education                                        29,366,439         11.1
Sales Tax Revenue                                       22,876,129          8.7
Airlines                                                18,059,090          6.8
Hospital/Health Care                                    14,539,991          5.5
Electric Utilities                                      14,515,421          5.5
Pollution Control                                       13,682,199          5.2
Adult Living Facilities                                 12,736,825          4.8
Marine/Aviation Facilities                              11,391,758          4.3


7        |    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

Water Utilities                                          8,930,223          3.4
Resource Recovery                                        7,530,164          2.7
General Obligation                                       6,762,336          2.6
Education                                                6,614,503          2.5
Manufacturing, Non-Durable Goods                         6,235,081          2.4
Sewer Utilities                                          5,186,782          2.0
Gas Utilities                                            5,062,529          1.9
Manufacturing, Durable Goods                             4,273,722          1.6
Municipal Leases                                         4,190,259          1.6
Hotels, Restaurants & Leisure                            3,992,135          1.5
Multifamily Housing                                      3,162,612          1.2
Special Tax                                              2,724,150          1.0
Single Family Housing                                    2,301,708          0.9
Student Loans                                              697,349          0.3
Sports Facility Revenue                                    671,153          0.3
Highways/Railways                                           30,669          0.0
                                                  ------------------------------
Total                                                 $264,233,060        100.0%
                                                  ==============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $250,943,004
                                              =============

Gross unrealized appreciation                 $ 13,610,686
Gross unrealized depreciation                     (320,630)
                                              -------------
Net unrealized appreciation                   $ 13,290,056
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


8        |    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2005, the Fund had purchased $2,063,800 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $21,994,675 as of April 30, 2005. Including the effect of leverage, inverse floaters represent 12.42% of the Fund's total assets as of April 30, 2005.

ILLIQUID SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


9        |    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Oppenheimer New Jersey Municipal Fund

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

By:       /S/ BRIAN W. WIXTED
          ----------------------------
          Brian W. Wixted
          Chief Financial Officer
Date:     June 15, 2005